Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	57,748	53,433
Accrued taxes and related expenses (Note 26)	11,885	11,645
Accrued employee benefits and other provisions (Notes 24, 25 and 27)	7,980	6,599
Liability from redemption of preferred shares (Notes 19 and 27)	7,862	7,870
Contract liabilities and unearned revenues (Note 21)	6,650	8,039
Accrued interests and other related costs (Note 27)	1,347	1,176
Others	2,252	1,978
	95,724	90,740